Share-based Compensation	12 Months Ended
Dec. 31, 2025
Share-based Compensation
Share-based Compensation

20. Share-based Compensation

Compensation expenses recognized for share-based awards granted by the Company were as follows:

	For the Year Ended December 31,
	2023	2024	2025
Research and development expenses	1,552,421	1,257,921	782,917
Selling, general and administrative expenses	779,637	1,333,256	438,841
Cost of sales	46,631	39,728	35,996
Total	2,378,689	2,630,905	1,257,754

(i)	2019 and 2020 Share Incentive Plan

In July 2019, the Group adopted the 2019 Share Incentive Plan (the “2019 Plan”), which allows the Company to grant options and RSUs of the Group to its employees, directors and consultants. As of December 31, 2025, the maximum number of Class A ordinary shares that may be issued under the 2019 Plan is 141,083,452.

The Group began to grant share options to employees from 2015. In conjunction with the Company’s Reorganization in July 2019, the Group transferred share options from Beijing CHJ to the Company according to the 2019 Plan.

In July 2020, the Group adopted the 2020 Share Incentive Plan (the “2020 Plan”), which allows the Company to grant options and RSUs of the Group to its employees, directors and consultants. As of December 31, 2025, the maximum number of Class A ordinary shares that may be issued under the 2020 Plan is 165,696,625. The Company commenced to grant options and RSUs from January 1, 2021 under the 2020 plan.

The contractual term of share - based awards under 2019 Plan and 2020 Plan is generally ten years from the grant date and the options and RSUs granted have service and performance conditions. The options and RSUs are generally scheduled to be vested over five years, one-fifth of the awards shall be vested after one service year from the vesting commencement date.

In 2024, the Group made an amendment to the vesting condition of outstanding share-based awards under the 2019 Plan and 2020 Plan, from only service condition to vesting be subject to service condition and the achievement of certain performance conditions. The amendment changes the expectation that the award will ultimately vest and no incremental fair value was recognized upon modification. If the original vesting conditions are satisfied, compensation cost equal to the award’s original grant-date fair value would be recognized, regardless of whether the modified conditions are satisfied. In 2024, the Group also extended the contractual term of certain share-based awards under the 2019 Plan and 2020 Plan. These modifications did not have material impact to the consolidated financial statements.

20. Share-based Compensation (Continued)

(i)	2019 and 2020 Share Incentive Plan (continued)
(a)	The following table summarizes the Company’s share option activity under the 2019 Plan and 2020 Plan for the years ended December 31, 2023, 2024 and 2025:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2022	74,336,244	0.10	5.56	750,796
Granted	—	—
Exercised	(10,519,982)	0.10
Forfeited	(3,508,800)	0.10
Outstanding as of December 31, 2023	60,307,462	0.10	4.41	1,122,594
Granted	—	—
Exercised	(8,109,300)	0.10
Forfeited	(2,078,800)	0.10
Outstanding as of December 31, 2024	50,119,362	0.10	4.81	596,170
Granted	—	—
Exercised	(6,705,196)	0.10
Forfeited	(355,800)	0.10
Outstanding as of December 31, 2025	43,058,366	0.10	4.01	360,183

Vested and expected to vest as of December 31, 2024	49,345,755	0.10	4.79	586,968
Exercisable as of December 31, 2024	41,387,162	0.10	4.51	492,300
Vested and expected to vest as of December 31, 2025	42,768,792	0.10	4.00	357,761
Exercisable as of December 31, 2025	39,274,166	0.10	3.88	328,528

The aggregate intrinsic value in the table above is calculated as the difference between the closing stock price on the last trading day of the period and the exercise price of the underlying awards.

Total intrinsic value of options exercised for the years ended December 31, 2023, 2024 and 2025 was US$174,170, US$120,193 and US$87,615, respectively. The total fair value of options vested during the years ended December 31, 2023, 2024 and 2025 was US$95,174, US$80,044 and US$65,738, respectively.

No share options were granted for the years ended December 31, 2023, 2024 and 2025.

20. Share-based Compensation (Continued)

(i)	2019 and 2020 Share Incentive Plan (continued)

As of December 31, 2025, there were US$3,274 of unrecognized compensation expenses related to the share options granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 0.50 years and may be adjusted for future changes in forfeitures.

(b)	The following table summarizes the Company’s RSU activity under the 2019 plan and 2020 Plan for the years ended December 31, 2023, 2024 and 2025:

		Weighted Average	Weighted Average
	Number of	Grant Date	Remaining
	Shares	Fair Value	Contractual Life
		US$	In Years
Unvested as of December 31, 2022	30,993,124	17.20	9.21
Granted	46,992,750	15.53
Vested	(12,646,762)	15.56
Forfeited	(3,584,600)	15.79
Unvested as of December 31, 2023	61,754,512	16.34	9.14
Granted	6,542,020	10.33
Vested	(13,934,292)	16.08
Forfeited	(11,285,050)	16.31
Unvested as of December 31, 2024	43,077,190	15.37	8.39
Granted	12,764,940	9.27
Vested	(13,255,380)	15.54
Forfeited	(4,843,730)	14.77
Unvested as of December 31, 2025	37,743,020	13.33	8.25

The total fair value of the restricted shares vested during the years ended December 31, 2023, 2024 and 2025 was US$196,799, US$224,083 and US$205,995, respectively.

As of December 31, 2025, there was US$196,450 of unrecognized compensation expense related to RSUs granted to the Group’s employees and consultants, which are expected to be recognized over a weighted-average period of 2.11 years and may be adjusted for future changes in forfeitures.

(ii)	2021 Share Incentive Plan

In March 2021, the Group adopted the 2021 Share Incentive Plan (the “2021 Plan”), which granted options to purchase 108,557,400 Class B ordinary shares to Mr. Li Xiang, the Company’s founder and chief executive officer. The exercise price of the options is US$14.63 per share, or US$29.26 per ADS. The date of expiration for this grant is March 8, 2031. The granted options are subject to performance-based vesting conditions. The granted options are divided into six equal tranches, or 18,092,900 each. The first tranche will become vested when the aggregate number of the Group’s vehicle deliveries in any 12 consecutive months exceeds 500,000. The second to sixth tranches will become vested when the aggregate number of vehicle deliveries in any 12 consecutive months exceeds 1,000,000, 1,500,000, 2,000,000, 2,500,000 and 3,000,000, respectively.

20. Share-based Compensation (Continued)

(ii)	2021 Share Incentive Plan (continued)

On May 5, 2021, the board of directors of the Company approved to replace the options to purchase 108,557,400 Class B ordinary shares of the Company under the Company’s 2021 Share Incentive Plan previously granted to Mr. Li Xiang on March 8, 2021 with the same amount of restricted Class B ordinary shares (the “Award Shares”) under the same plan, all of which will become legally vested upon grant on May 5, 2021. However, Mr. Li Xiang has also agreed, undertaken, and covenanted not to transfer or dispose of, directly or indirectly, any interest in the Class B ordinary shares acquired upon vesting of the Award Shares, which are still subject to certain restrictions, terms and performance conditions substantially similar to the vesting conditions of the options being replaced. In addition to the performance conditions, Mr. Li Xiang is required to pay US$14.63 per share, which is equal to the exercise price of the options being replaced, to have the relevant tranche of the Award Shares released from the restrictions. Mr. Li Xiang also has agreed, undertaken, and covenanted not to cast any vote or claim any dividend paid on any Award Shares before such number of Award Shares are released from the restrictions. Any Award Shares that are not released from the restrictions by March 8, 2031 are subject to compulsory repurchase by the Company at their par value.

In July 2021, all such 108,557,400 Award Shares were converted from Class B ordinary shares (10 votes per share) to Class A ordinary shares (1 vote per share) on one-to-one basis with effect immediately upon the Company’s listing on the Main Board of HKEX in August 2021. The modification is solely subjected to satisfy HKEX’s requirement from legal perspective. Pursuant to the grant of the Award shares, Mr. Li Xiang has undertaken and covenanted that unless and until, in respect of any tranche of Award Shares, (a) the relevant performance condition has been met and (b) the relevant exercise price (US$14.63) has been paid, Mr. Li Xiang will not offer, pledge, sell any relating award shares and claim dividend or voting rights in respect of the Award Shares.

For the awards granted to Mr. Li Xiang, which are subject to performance-based vesting conditions, a fixed amount of expenses for each tranche was determined on the grant date. Later, based on assessment of future performance, the Group determines whether each performance condition is deemed probable of achievement and if so, the expected time of achievement. In 2024, the Group fully recognized compensation expenses of US$89,741 for the first tranche or 18,092,900 restricted shares, as the related performance condition was achieved. For the second to sixth tranches, the Group has not recognized any compensation expenses and compensation expenses of US$448,704 remains unrecognized as the relevant performance condition is considered not probable of achievement as of December 31, 2025.

The following table summarizes the Company’s award shares activity under the 2021 Plan for the years ended December 31, 2023, 2024 and 2025.

		Weighted	Weighted Average
	Number of	Average Exercise	Remaining
	Shares	Price	Contractual Life
		US$	In Years
December 31, 2022	108,557,400	14.63	8.19
Granted	—	—	—
December 31, 2023	108,557,400	14.63	7.19
Granted	—	—	—
December 31, 2024	108,557,400	14.63	6.19
Granted	—	—	—
December 31, 2025	108,557,400	14.63	5.19